Convertible Preferred Stock - Additional Information (Detail) - shares	Apr. 30, 2020	Dec. 31, 2019
Temporary Equity Disclosure [Abstract]
Outstanding shares of convertible preferred stock converted into shares of common stock	19,278,606
Convertible preferred stock, outstanding	0	19,278,606